ACQUISITION (Details) (USD $)	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Casualty	Dec. 31, 2010 Casualty	Dec. 31, 2009 Casualty	Dec. 31, 2011 Surety	Dec. 31, 2010 Surety	Dec. 31, 2009 Surety	Dec. 31, 2011 Contractors Bonding and Insurance Company Y person	Apr. 28, 2011 Contractors Bonding and Insurance Company	Dec. 31, 2011 Contractors Bonding and Insurance Company Casualty	Dec. 31, 2011 Contractors Bonding and Insurance Company Surety
Business acquisition
Business acquisition consideration paid in cash												$ 135,900,000
Number of contractors served by the acquiree (in persons)											30,000
Number of insurance agents and brokers served by the acquiree (in persons)											4,000
Amount of goodwill resulting from acquisition											20,400,000
Amount of separately identifiable intangible assets resulting from acquisition											14,500,000
Amount of separately identifiable intangible assets resulting from acquisition, net of related amortization											13,900,000
Valuation of insurance policies in force, including value of business acquired											10,800,000
Unearned premium (UEP) acquired											29,500,000
Percentage of unearned premium (UEP) acquired earned as revenue											70.00%
Unamortized unearned premium (UEP)	341,267,000	301,537,000									9,000,000
Unamortized value of business acquired (VOBA)	52,105,000	40,242,000	40,510,000	45,325,000							3,200,000
Business acquisition purchase accounting adjustments, maximum tenure (in years)											1
Premiums written											36,000,000		20,300,000	15,700,000
Underwriting loss	(110,188,000)	(96,572,000)	(84,610,000)		(61,397,000)	(37,084,000)	(50,701,000)	(18,459,000)	(25,195,000)	(10,720,000)	5,400,000
Net investment income											2,200,000
Increase in total consolidated assets											255,800,000
Increase in total consolidated liabilities											$ 121,100,000